BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

[a] Accounting standards

The consolidated financial statements of the Group have been prepared using the accrual basis of accounting and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and are expressed in U.S. dollars. These consolidated financial statements include the accounts of the Company and its wholly owned and controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated financial statements have been prepared for audit in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are intended to be included in a future filing with the Securities and Exchange Commission (“SEC”). The Company will evaluate and update the presentation and disclosures as necessary once the specific SEC form and related requirements are determined.

[b] Critical accounting estimates and judgments

Preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions in the consolidated financial statements and notes thereto. Significant estimates, assumptions and judgements include judgment in determining performance obligations; fair value measurement of crypto assets and receivables denominated in crypto assets; the assessment of collectability of accounts receivable; the valuation of privately-held strategic investments, including impairments; the identification and valuation of assets acquired and liabilities assumed in business combinations; loss contingency identification and valuation, including assessing the likelihood of adverse outcomes from positions, claims, and disputes, recoveries of losses recorded, and associated timing. The Group is also exposed to risks inherent in crypto assets, including price volatility, liquidity, and counterparty risks.

Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties. To the extent that there are material differences between these estimates and actual results, the consolidated financial statements will be affected. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the result of which forms the basis for making judgments about the carrying values of assets and liabilities.